Note 17 - Commitments and Guarantees (Tables)	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of commitments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Premises and equipment leasing	$2,618	$7,773	$7,775	$7,700	$25,866
Gas, electricity and non-commodity contracts	1,026,658	1,747,709	326,348	99,395	3,200,110
	$1,029,276	$1,755,482	$334,123	$107,095	$3,225,976